Stock-based Compensation - Activity for Profit Interest Units (Detail) - Profit interest units	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, beginning balance | shares	1,205,563
Granted | shares	2,483,500
Vested | shares	(363,387)
Cancelled/forfeited | shares	(8,338)
Exchange of unvested profit interest units for restricted common stock upon the Conversion | shares	(3,317,338)
Unvested restricted units,beginning of period | $ / shares	$ 1.72
Granted | $ / shares	4.76
Vested | $ / shares	1.89
Cancelled/forfeited | $ / shares	1.17
Exchange of unvested profit interest units for restricted common stock upon the Conversion | $ / shares	$ 3.98